Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Income Tax Disclosure [Abstract]
Provision for income tax	$ 1,600	$ 1,600
Federal operating loss carry forwards	100,300,000	95,400,000
State operating loss carry forward	74,700,000	79,000,000
Operating loss carry forward	$ 18,600,000
Ownership change percentage	50.00%
Federal operating loss carry forwards expiration date	Jul. 31, 2037
State operating loss carry forwards expiration date	Jul. 31, 2037
Valuation allowance deferred tax asset change in amount	$ 810,000	2,423,000
Accrued interest or penalties